Leases (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 30, 2024 USD ($)
Leases [Abstract]
Operating lease expense	$ 45,863	$ 59,718		$ 58,471
Termination lease liability					$ 116,454
Derecognized, net right-of-use asset					$ 100,363
Payments for rent		$ 10,774	¥ 77,526